Common Shareholders' Equity (Details 1) - CLP ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Common Shareholders' Equity [Abstract]
Equity holders of the controlling company	$ 306,890,792	[1]	$ 129,607,353	$ 118,457,488
Weighted average number of shares	369,502,872		369,502,872	369,502,872
Basic income per share	$ 830.55		$ 350.76	$ 320.59
Diluted income per share	$ 830.55		$ 350.76	$ 320.59

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.